Merger Transaction and Related Financing Transactions (Details)						12 Months Ended
	Sep. 29, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Jan. 19, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Jul. 28, 2022 CNY (¥)	Jul. 28, 2022 USD ($)	Dec. 31, 2021 $ / shares
Merger Transaction and Related Financing Transaction [Line Items]
Gross proceeds (in Dollars) | ¥								¥ 355,535,000
Shares issued			5,693,636	5,693,636
Par value of ordinary shares (in Dollars per share) | $ / shares							$ 0.00000939586994067732		$ 0.00000939586994067732
Fair value of the earn-in shares as additional paid-in capital			¥ 419,531,300	$ 59,000,000		¥ (2,116,740)		(1,520,393)		(548,029)
Earn-out shares expiry term						5 years	5 years
Cash acquired from merger transaction			24,237,896	3,408,651
Issued warrant liabilities			61,863,090								$ 8,700,000
Offering cost paid | ¥										¥ 136,000
Price per option share (in Dollars per share) | $ / shares									1.86
Fair value of options			¥ 1,777,675								$ 250,000
Ordinary Shares [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued										16,167,742
Commits to issue shares			200,000				14,000,000				200,000
Fair value of the earn-in shares as additional paid-in capital | ¥
Minimum [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Price per option share (in Dollars per share) | $ / shares							$ 0.43							$ 0.88
Maximum [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Price per option share (in Dollars per share) | $ / shares							$ 0.83							$ 1.49
Warrant [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Warrants issued							17,250,000
Sponsor Warrants [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Warrants issued			4,450,000				4,450,000				4,450,000
PIPE Warrants [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Gross proceeds (in Dollars)			¥ 316,426,861	$ 44,500,100
Shares issued			5,050,000	5,050,000		5,050,000	5,050,000
Warrants issued			1,200,000				1,200,000				1,200,000
Issued warrant liabilities			¥ 3,555,349								$ 500,000
Consideration | $							$ 44,500,100
Proceeds from warrants	¥ 316,426,861	$ 44,500,100
Initial Public Offering [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Gross proceeds (in Dollars) | $					$ 345,000,000
Silver Crest Management LLC [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						5,693,636	5,693,636
Fair value of the earn-in shares as additional paid-in capital			¥ 41,953,130	$ 5,900,000
Silver Crest Management LLC [Member] | Class A Ordinary Shares [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Commits to issue shares							1,381,136
Silver Crest Management LLC [Member] | Class B Ordinary Shares [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						4,312,500	4,312,500
Shaolin Capital Management LLC [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						5,000,000	5,000,000
CF Principal Investment LLC [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Commits to issue shares							826,446
Consideration						¥ 21,656,700	$ 3,000,000
Number of ordinary shares						3,000,000	3,000,000
Percentage of dollar volume-weighted average price for ordinary shares						97.00%	97.00%
Aggregate gross purchase price (in Dollars) | $							$ 100,000,000
Pangaea Two Acquisition Holdings XXIIB, Ltd [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						200,000	200,000
Pangaea Two Acquisition Holdings XXIIA and XXIIB, Ltd [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 11.5
Pangaea Two Acquisition Holdings XXIIA [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Price per share (in Dollars per share) | $ / shares									18
Price per option share (in Dollars per share) | $ / shares									$ 0.01
Merger Agreement with Miami Swan Ltd [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						116,855	116,855
Exchange ratio						1,064.3	1,064.3
Exchange of ordinary shares						124,368,473	124,368,473
Merger Agreement with Miami Swan Ltd [Member] | Minimum [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Par value of ordinary shares (in Dollars per share) | $ / shares							$ 0.01
Merger Agreement with Miami Swan Ltd [Member] | Maximum [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Par value of ordinary shares (in Dollars per share) | $ / shares							$ 0.00000939586994067732
Merger Agreement with Miami Swan Ltd [Member] | THC Hope IB Limited [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						7,745	7,745
Exchange ratio						1,064.3	1,064.3
Exchange of ordinary shares						8,242,983	8,242,983
Equity Support Agreement [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued			5,000,000	5,000,000
Payment of cash deposits (in Dollars) | $							$ 3,166,667
Offering cost paid								¥ 4,621,955	$ 650,000
Equity Support Agreement [Member] | Shaolin Capital Management LLC [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						5,000,000	5,000,000
Subscription price							$ 50,000,000					¥ 355,535,000	$ 50,000,000
Sponsor [Member] | Silver Crest Management LLC [Member]
Merger Transaction and Related Financing Transaction [Line Items]
Shares issued						1,400,000	1,400,000